UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
June 30, 2022
Massachusetts
Investors Trust
MIT-SEM

Massachusetts
Investors Trust

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and evolving geopolitical tensions in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. At its July meeting, the U.S. Federal Reserve undertook a second consecutive 0.75% rate hike, matching its largest since 1994. Having reached what it believes is a neutral policy stance, the Fed says it intends to move policy into restrictive territory by year-end to slow the economy and dampen inflation. Richly valued, interest rate–sensitive growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside of Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
August 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	6.5%
Alphabet, Inc., “A”	5.0%
Johnson & Johnson	2.7%
Apple, Inc.	2.6%
JPMorgan Chase & Co.	2.3%
ConocoPhillips	2.3%
Vertex Pharmaceuticals, Inc.	2.2%
American Tower Corp., REIT	2.1%
Visa, Inc., “A”	2.1%
Thermo Fisher Scientific, Inc.	2.0%
GICS equity sectors (g)
Information Technology	24.2%
Health Care	20.1%
Communication Services	10.5%
Financials	10.2%
Industrials	8.5%
Consumer Discretionary	7.4%
Consumer Staples	7.2%
Real Estate	4.1%
Materials	4.0%
Energy	2.3%
Utilities	0.9%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2022 through June 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/22	Ending Account Value 6/30/22	Expenses Paid During Period (p) 1/01/22-6/30/22
A	Actual	0.71%	$1,000.00	$817.14	$3.20
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56
B	Actual	1.46%	$1,000.00	$814.16	$6.57
	Hypothetical (h)	1.46%	$1,000.00	$1,017.55	$7.30
C	Actual	1.46%	$1,000.00	$813.98	$6.57
	Hypothetical (h)	1.46%	$1,000.00	$1,017.55	$7.30
I	Actual	0.46%	$1,000.00	$817.96	$2.07
	Hypothetical (h)	0.46%	$1,000.00	$1,022.51	$2.31
R1	Actual	1.46%	$1,000.00	$814.20	$6.57
	Hypothetical (h)	1.46%	$1,000.00	$1,017.55	$7.30
R2	Actual	0.96%	$1,000.00	$816.13	$4.32
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
R3	Actual	0.71%	$1,000.00	$817.10	$3.20
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56
R4	Actual	0.46%	$1,000.00	$817.92	$2.07
	Hypothetical (h)	0.46%	$1,000.00	$1,022.51	$2.31
R6	Actual	0.37%	$1,000.00	$818.41	$1.67
	Hypothetical (h)	0.37%	$1,000.00	$1,022.96	$1.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 3.2%
Honeywell International, Inc.	610,864	$106,174,272
Howmet Aerospace, Inc.	2,717,393	85,462,010
		$191,636,282
Alcoholic Beverages – 2.2%
Diageo PLC	1,659,453	$71,317,957
Pernod Ricard S.A.	329,736	60,574,361
		$131,892,318
Apparel Manufacturers – 1.1%
LVMH Moet Hennessy Louis Vuitton SE	107,794	$65,710,416
Biotechnology – 0.4%
Illumina, Inc. (a)	121,109	$22,327,655
Brokerage & Asset Managers – 2.2%
Charles Schwab Corp.	737,938	$46,622,923
NASDAQ, Inc.	585,529	89,316,593
		$135,939,516
Business Services – 5.5%
Accenture PLC, “A”	262,327	$72,835,092
Amdocs Ltd.	1,211,601	100,938,479
Fidelity National Information Services, Inc.	937,046	85,899,007
Fiserv, Inc. (a)	847,927	75,440,065
		$335,112,643
Cable TV – 2.0%
Cable One, Inc.	20,516	$26,451,689
Comcast Corp., “A”	2,360,646	92,631,749
		$119,083,438
Chemicals – 0.5%
PPG Industries, Inc.	270,054	$30,877,974
Computer Software – 8.7%
Adobe Systems, Inc. (a)	210,020	$76,879,921
Microsoft Corp.	1,524,624	391,569,182
Salesforce, Inc. (a)	344,134	56,795,875
		$525,244,978

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.6%
Apple, Inc.	1,149,848	$157,207,219
Construction – 1.7%
Masco Corp.	1,262,883	$63,901,880
Sherwin-Williams Co.	182,729	40,914,850
		$104,816,730
Consumer Products – 2.8%
Colgate-Palmolive Co.	910,567	$72,972,839
Estee Lauder Cos., Inc., “A”	130,065	33,123,654
Kimberly-Clark Corp.	462,725	62,537,284
		$168,633,777
Containers – 1.9%
Ball Corp.	629,428	$43,285,764
Crown Holdings, Inc.	771,977	71,153,120
		$114,438,884
Electrical Equipment – 4.0%
AMETEK, Inc.	469,800	$51,626,322
Fortive Corp.	760,744	41,369,259
Johnson Controls International PLC	1,772,040	84,845,275
TE Connectivity Ltd.	554,226	62,710,672
		$240,551,528
Electronics – 2.4%
Analog Devices, Inc.	437,757	$63,951,920
Texas Instruments, Inc.	533,015	81,897,755
		$145,849,675
Energy - Independent – 2.3%
ConocoPhillips	1,519,386	$136,456,057
Food & Beverages – 0.9%
Mondelez International, Inc.	902,550	$56,039,329
Forest & Paper Products – 0.7%
Rayonier, Inc., REIT	1,210,284	$45,240,416
General Merchandise – 2.6%
Costco Wholesale Corp.	161,234	$77,276,232
Dollar General Corp.	339,653	83,364,432
		$160,640,664
Health Maintenance Organizations – 1.5%
Cigna Corp.	339,307	$89,414,181

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.3%
Chubb Ltd.	390,719	$76,807,541
Internet – 6.7%
Alphabet, Inc., “A” (a)	138,432	$301,679,320
Alphabet, Inc., “C” (a)	48,264	105,575,087
		$407,254,407
Leisure & Toys – 1.8%
Electronic Arts, Inc.	902,848	$109,831,459
Major Banks – 5.9%
Bank of America Corp.	3,866,091	$120,351,413
Goldman Sachs Group, Inc.	337,108	100,127,818
JPMorgan Chase & Co.	1,213,348	136,635,118
		$357,114,349
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	427,785	$92,701,009
Medical Equipment – 7.4%
Becton, Dickinson and Co.	452,586	$111,576,027
Danaher Corp.	323,776	82,083,692
Maravai Lifesciences Holdings, Inc., “A” (a)	918,967	26,107,852
Medtronic PLC	1,158,503	103,975,644
Thermo Fisher Scientific, Inc.	225,009	122,242,889
		$445,986,104
Network & Telecom – 1.2%
Equinix, Inc., REIT	113,084	$74,298,450
Other Banks & Diversified Financials – 4.7%
Mastercard, Inc., “A”	353,731	$111,595,056
Truist Financial Corp.	996,147	47,247,252
Visa, Inc., “A”	653,766	128,719,988
		$287,562,296
Pharmaceuticals – 9.4%
Eli Lilly & Co.	328,889	$106,635,681
Johnson & Johnson	907,226	161,041,687
Merck & Co., Inc.	1,248,277	113,805,414
Vertex Pharmaceuticals, Inc. (a)	470,822	132,672,931
Zoetis, Inc.	317,991	54,659,473
		$568,815,186
Railroad & Shipping – 1.1%
Canadian Pacific Railway Ltd.	956,933	$66,832,201

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.0%
DuPont de Nemours, Inc.	1,038,398	$57,714,161
Specialty Stores – 4.9%
Amazon.com, Inc. (a)	621,000	$65,956,410
Home Depot, Inc.	330,071	90,528,573
Target Corp.	592,319	83,653,212
Tractor Supply Co.	287,916	55,812,517
		$295,950,712
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT	503,852	$128,779,533
Trucking – 0.3%
Old Dominion Freight Line, Inc.	67,259	$17,237,136
Utilities - Electric Power – 0.9%
American Electric Power Co., Inc.	585,802	$56,201,844
Total Common Stocks (Identified Cost, $3,296,139,753)		$6,020,200,068
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.21% (v) (Identified Cost, $35,658,281)	35,658,281	$35,654,715

Other Assets, Less Liabilities – (0.0)%		(1,175,475)
Net Assets – 100.0%		$6,054,679,308

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $35,654,715 and $6,020,200,068, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 6/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $3,296,139,753)	$6,020,200,068
Investments in affiliated issuers, at value (identified cost, $35,658,281)	35,654,715
Receivables for
Fund shares sold	4,490,668
Dividends	6,337,624
Other assets	255,299
Total assets	$6,066,938,374
Liabilities
Payables for
Distributions	$2,846
Fund shares reacquired	10,494,574
Payable to affiliates
Investment adviser	110,454
Administrative services fee	3,958
Shareholder servicing costs	1,357,809
Distribution and service fees	54,981
Payable for independent Trustees' compensation	2,974
Accrued expenses and other liabilities	231,470
Total liabilities	$12,259,066
Net assets	$6,054,679,308
Net assets consist of
Paid-in capital	$2,949,565,517
Total distributable earnings (loss)	3,105,113,791
Net assets	$6,054,679,308
Shares of beneficial interest outstanding	180,583,365

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,505,807,011	102,962,360	$34.05
Class B	26,053,168	803,722	32.42
Class C	87,376,257	2,769,476	31.55
Class I	953,757,005	29,077,248	32.80
Class R1	11,215,073	359,488	31.20
Class R2	75,834,017	2,379,504	31.87
Class R3	233,886,830	6,952,918	33.64
Class R4	66,107,281	1,915,965	34.50
Class R6	1,094,642,666	33,362,684	32.81

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $36.13 [100 / 94.25 x $34.05]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 6/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$46,689,225
Other	88,576
Dividends from affiliated issuers	87,084
Foreign taxes withheld	(165,422)
Total investment income	$46,699,463
Expenses
Management fee	$11,072,586
Distribution and service fees	6,193,873
Shareholder servicing costs	2,974,792
Program manager fees	5,534
Administrative services fee	322,413
Independent Trustees' compensation	49,679
Custodian fee	76,416
Shareholder communications	132,679
Audit and tax fees	33,550
Legal fees	16,394
Miscellaneous	159,556
Total expenses	$21,037,472
Reduction of expenses by distributor	(18,988)
Net expenses	$21,018,484
Net investment income (loss)	$25,680,979
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$217,922,318
Affiliated issuers	(1,656)
Foreign currency	3,509
Net realized gain (loss)	$217,924,171
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,611,261,502)
Affiliated issuers	(3,566)
Translation of assets and liabilities in foreign currencies	(27,982)
Net unrealized gain (loss)	$(1,611,293,050)
Net realized and unrealized gain (loss)	$(1,393,368,879)
Change in net assets from operations	$(1,367,687,900)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21
Change in net assets
From operations
Net investment income (loss)	$25,680,979	$45,602,153
Net realized gain (loss)	217,924,171	676,415,199
Net unrealized gain (loss)	(1,611,293,050)	935,928,727
Change in net assets from operations	$(1,367,687,900)	$1,657,946,079
Total distributions to shareholders	$—	$(629,400,428)
Change in net assets from fund share transactions	$(153,847,257)	$90,479,109
Total change in net assets	$(1,521,535,157)	$1,119,024,760
Net assets
At beginning of period	7,576,214,465	6,457,189,705
At end of period	$6,054,679,308	$7,576,214,465
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$41.67	$35.80	$32.79	$26.79	$32.15	$27.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.28	$0.28	$0.32	$0.27
Net realized and unrealized gain (loss)	(7.75)	9.24	4.29	8.20	(1.98)	6.28
Total from investment operations	$(7.62)	$9.48	$4.57	$8.48	$(1.66)	$6.55
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.26)	$(0.21)	$(0.29)	$(0.31)
From net realized gain	—	(3.34)	(1.30)	(2.27)	(3.41)	(2.03)
Total distributions declared to shareholders	$—	$(3.61)	$(1.56)	$(2.48)	$(3.70)	$(2.34)
Net asset value, end of period (x)	$34.05	$41.67	$35.80	$32.79	$26.79	$32.15
Total return (%) (r)(s)(t)(x)	(18.29)(n)	26.82	14.12	31.91	(5.31)	23.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71(a)	0.70	0.71	0.71	0.71	0.72
Expenses after expense reductions	0.71(a)	0.70	0.70	0.69	0.69	0.70
Net investment income (loss)	0.69(a)	0.59	0.88	0.90	0.97	0.88
Portfolio turnover	5(n)	13	16	16	13	12
Net assets at end of period (000 omitted)	$3,505,807	$4,407,327	$3,780,213	$3,893,021	$3,150,030	$3,543,029
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$39.82	$34.41	$31.63	$25.95	$31.24	$27.20
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.04)	$0.04	$0.04	$0.06	$0.03
Net realized and unrealized gain (loss)	(7.39)	8.84	4.11	7.93	(1.91)	6.09
Total from investment operations	$(7.40)	$8.80	$4.15	$7.97	$(1.85)	$6.12
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.07)	$(0.02)	$(0.03)	$(0.05)
From net realized gain	—	(3.34)	(1.30)	(2.27)	(3.41)	(2.03)
Total distributions declared to shareholders	$—	$(3.39)	$(1.37)	$(2.29)	$(3.44)	$(2.08)
Net asset value, end of period (x)	$32.42	$39.82	$34.41	$31.63	$25.95	$31.24
Total return (%) (r)(s)(t)(x)	(18.58)(n)	25.88	13.26	30.94	(6.06)	22.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.46(a)	1.45	1.46	1.46	1.46	1.47
Expenses after expense reductions	1.46(a)	1.45	1.46	1.46	1.46	1.47
Net investment income (loss)	(0.08)(a)	(0.11)	0.11	0.13	0.19	0.12
Portfolio turnover	5(n)	13	16	16	13	12
Net assets at end of period (000 omitted)	$26,053	$38,856	$42,213	$52,057	$53,035	$71,698
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$38.76	$33.57	$30.89	$25.40	$30.65	$26.73
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.05)	$0.03	$0.04	$0.05	$0.03
Net realized and unrealized gain (loss)	(7.20)	8.63	4.02	7.75	(1.86)	5.99
Total from investment operations	$(7.21)	$8.58	$4.05	$7.79	$(1.81)	$6.02
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.07)	$(0.03)	$(0.03)	$(0.07)
From net realized gain	—	(3.34)	(1.30)	(2.27)	(3.41)	(2.03)
Total distributions declared to shareholders	$—	$(3.39)	$(1.37)	$(2.30)	$(3.44)	$(2.10)
Net asset value, end of period (x)	$31.55	$38.76	$33.57	$30.89	$25.40	$30.65
Total return (%) (r)(s)(t)(x)	(18.60)(n)	25.89	13.28	30.88	(6.04)	22.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.46(a)	1.45	1.46	1.46	1.46	1.47
Expenses after expense reductions	1.46(a)	1.45	1.46	1.46	1.46	1.47
Net investment income (loss)	(0.07)(a)	(0.13)	0.12	0.13	0.16	0.12
Portfolio turnover	5(n)	13	16	16	13	12
Net assets at end of period (000 omitted)	$87,376	$117,180	$121,289	$174,905	$162,991	$307,349
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$40.10	$34.55	$31.70	$25.96	$31.26	$27.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.30	$0.35	$0.34	$0.37	$0.34
Net realized and unrealized gain (loss)	(7.47)	8.97	4.14	7.96	(1.91)	6.10
Total from investment operations	$(7.30)	$9.27	$4.49	$8.30	$(1.54)	$6.44
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(0.34)	$(0.29)	$(0.35)	$(0.38)
From net realized gain	—	(3.34)	(1.30)	(2.27)	(3.41)	(2.03)
Total distributions declared to shareholders	$—	$(3.72)	$(1.64)	$(2.56)	$(3.76)	$(2.41)
Net asset value, end of period (x)	$32.80	$40.10	$34.55	$31.70	$25.96	$31.26
Total return (%) (r)(s)(t)(x)	(18.20)(n)	27.19	14.39	32.23	(5.08)	23.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.46(a)	0.45	0.46	0.46	0.46	0.47
Expenses after expense reductions	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.94(a)	0.77	1.10	1.13	1.15	1.14
Portfolio turnover	5(n)	13	16	16	13	12
Net assets at end of period (000 omitted)	$953,757	$1,181,050	$901,662	$470,991	$377,000	$1,271,676
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$38.32	$33.22	$30.59	$25.24	$30.47	$26.59
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.05)	$0.03	$0.02	$0.06	$0.03
Net realized and unrealized gain (loss)	(7.11)	8.55	3.97	7.72	(1.85)	5.94
Total from investment operations	$(7.12)	$8.50	$4.00	$7.74	$(1.79)	$5.97
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.07)	$(0.12)	$(0.03)	$(0.06)
From net realized gain	—	(3.34)	(1.30)	(2.27)	(3.41)	(2.03)
Total distributions declared to shareholders	$—	$(3.40)	$(1.37)	$(2.39)	$(3.44)	$(2.09)
Net asset value, end of period (x)	$31.20	$38.32	$33.22	$30.59	$25.24	$30.47
Total return (%) (r)(s)(t)(x)	(18.58)(n)	25.89	13.23	30.89	(6.03)	22.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.46(a)	1.45	1.46	1.46	1.46	1.47
Expenses after expense reductions	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	(0.07)(a)	(0.13)	0.11	0.08	0.18	0.11
Portfolio turnover	5(n)	13	16	16	13	12
Net assets at end of period (000 omitted)	$11,215	$14,357	$14,030	$16,036	$5,066	$7,058
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$39.05	$33.73	$30.98	$25.42	$30.69	$26.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.14	$0.18	$0.19	$0.22	$0.18
Net realized and unrealized gain (loss)	(7.26)	8.69	4.04	7.77	(1.88)	5.99
Total from investment operations	$(7.18)	$8.83	$4.22	$7.96	$(1.66)	$6.17
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.17)	$(0.13)	$(0.20)	$(0.22)
From net realized gain	—	(3.34)	(1.30)	(2.27)	(3.41)	(2.03)
Total distributions declared to shareholders	$—	$(3.51)	$(1.47)	$(2.40)	$(3.61)	$(2.25)
Net asset value, end of period (x)	$31.87	$39.05	$33.73	$30.98	$25.42	$30.69
Total return (%) (r)(s)(t)(x)	(18.39)(n)	26.53	13.81	31.55	(5.56)	23.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96(a)	0.95	0.96	0.96	0.96	0.97
Expenses after expense reductions	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.43(a)	0.38	0.61	0.63	0.69	0.61
Portfolio turnover	5(n)	13	16	16	13	12
Net assets at end of period (000 omitted)	$75,834	$98,721	$97,452	$126,846	$122,858	$155,976
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$41.17	$35.40	$32.44	$26.52	$31.87	$27.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.27	$0.27	$0.31	$0.27
Net realized and unrealized gain (loss)	(7.65)	9.16	4.24	8.12	(1.97)	6.21
Total from investment operations	$(7.53)	$9.39	$4.51	$8.39	$(1.66)	$6.48
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.25)	$(0.20)	$(0.28)	$(0.30)
From net realized gain	—	(3.34)	(1.30)	(2.27)	(3.41)	(2.03)
Total distributions declared to shareholders	$—	$(3.62)	$(1.55)	$(2.47)	$(3.69)	$(2.33)
Net asset value, end of period (x)	$33.64	$41.17	$35.40	$32.44	$26.52	$31.87
Total return (%) (r)(s)(t)(x)	(18.29)(n)	26.86	14.09	31.91	(5.36)	23.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71(a)	0.70	0.71	0.71	0.71	0.72
Expenses after expense reductions	N/A	N/A	N/A	N/A	0.71	0.72
Net investment income (loss)	0.68(a)	0.56	0.86	0.87	0.94	0.86
Portfolio turnover	5(n)	13	16	16	13	12
Net assets at end of period (000 omitted)	$233,887	$329,365	$268,506	$298,778	$261,258	$318,535
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$42.18	$36.19	$33.13	$27.04	$32.42	$28.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.34	$0.36	$0.36	$0.39	$0.35
Net realized and unrealized gain (loss)	(7.86)	9.37	4.34	8.28	(1.99)	6.32
Total from investment operations	$(7.68)	$9.71	$4.70	$8.64	$(1.60)	$6.67
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(0.34)	$(0.28)	$(0.37)	$(0.38)
From net realized gain	—	(3.34)	(1.30)	(2.27)	(3.41)	(2.03)
Total distributions declared to shareholders	$—	$(3.72)	$(1.64)	$(2.55)	$(3.78)	$(2.41)
Net asset value, end of period (x)	$34.50	$42.18	$36.19	$33.13	$27.04	$32.42
Total return (%) (r)(s)(t)(x)	(18.21)(n)	27.16	14.38	32.23	(5.10)	23.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.46(a)	0.45	0.46	0.46	0.46	0.47
Expenses after expense reductions	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.93(a)	0.82	1.11	1.13	1.19	1.11
Portfolio turnover	5(n)	13	16	16	13	12
Net assets at end of period (000 omitted)	$66,107	$84,717	$72,574	$75,864	$60,904	$69,546
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	6/30/22 (unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$40.09	$34.55	$31.69	$25.95	$31.28	$27.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.34	$0.37	$0.37	$0.41	$0.35
Net realized and unrealized gain (loss)	(7.46)	8.95	4.15	7.95	(1.93)	6.13
Total from investment operations	$(7.28)	$9.29	$4.52	$8.32	$(1.52)	$6.48
Less distributions declared to shareholders
From net investment income	$—	$(0.41)	$(0.36)	$(0.31)	$(0.40)	$(0.41)
From net realized gain	—	(3.34)	(1.30)	(2.27)	(3.41)	(2.03)
Total distributions declared to shareholders	$—	$(3.75)	$(1.66)	$(2.58)	$(3.81)	$(2.44)
Net asset value, end of period (x)	$32.81	$40.09	$34.55	$31.69	$25.95	$31.28
Total return (%) (r)(s)(t)(x)	(18.16)(n)	27.25	14.50	32.34	(5.03)	23.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.37(a)	0.37	0.38	0.38	0.38	0.39
Expenses after expense reductions	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.03(a)	0.87	1.19	1.21	1.28	1.12
Portfolio turnover	5(n)	13	16	16	13	12
Net assets at end of period (000 omitted)	$1,094,643	$1,274,122	$1,135,316	$1,006,215	$905,246	$814,161

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
Massachusetts Investors Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which affects all entities that have investments in equity securities measured at fair value that are subject to contractual sale restrictions. ASU 2022-03 clarifies that a contractual restriction on the sale of an equity security is a characteristic of the reporting entity holding the equity security rather than a characteristic of the asset and, therefore, is not considered in measuring the fair value of the equity security. The fund decided to early adopt ASU 2022-03 effective as of June 30, 2022 as the guidance in ASU 2022-03 was consistent with the fund’s existing practices for fair value measurement.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be

Notes to Financial Statements (unaudited) - continued
valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar

Notes to Financial Statements (unaudited) - continued
securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,020,200,068	$—	$—	$6,020,200,068
Mutual Funds	35,654,715	—	—	35,654,715
Total	$6,055,854,783	$—	$—	$6,055,854,783
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when

Notes to Financial Statements (unaudited) - continued
filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/21
Ordinary income (including any short-term capital gains)	$104,208,983
Long-term capital gains	525,191,445
Total distributions	$629,400,428
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/22
Cost of investments	$3,343,815,192
Gross appreciation	2,884,329,106
Gross depreciation	(172,289,515)
Net unrealized appreciation (depreciation)	$2,712,039,591
As of 12/31/21
Undistributed ordinary income	12,409,848
Undistributed long-term capital gain	136,065,430
Other temporary differences	188,844
Net unrealized appreciation (depreciation)	4,324,137,569
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally

Notes to Financial Statements (unaudited) - continued
due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/22	Year ended 12/31/21
Class A	$—	$360,065,330
Class B	—	3,197,902
Class C	—	9,692,754
Class I	—	101,630,588
Class R1	—	1,195,004
Class R2	—	8,364,172
Class R3	—	27,105,589
Class R4	—	6,948,526
Class R6	—	108,677,631
Class 529A	—	2,214,087
Class 529B	—	33,649
Class 529C	—	275,196
Total	$—	$629,400,428
(3) Transactions with Affiliates
Note regarding references to Class 529A, Class 529B, and Class 529C shares in this “Note (3) Transactions with Affiliates”: Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective May 20, 2022, all Class 529A shares were redeemed. Accordingly, information with respect to Class 529B and Class 529C shares is for the period ending March 21, 2022, and information with respect to Class 529A shares is for the period ending May 20, 2022.
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $152,909 and $3,875 for the six months ended June 30, 2022, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,878,257
Class B	0.75%	0.25%	1.00%	1.00%	159,328
Class C	0.75%	0.25%	1.00%	1.00%	503,366
Class R1	0.75%	0.25%	1.00%	1.00%	63,080
Class R2	0.25%	0.25%	0.50%	0.50%	213,373
Class R3	—	0.25%	0.25%	0.25%	344,183
Class 529A	—	0.25%	0.25%	0.24%	25,952
Class 529B	0.75%	0.25%	1.00%	0.25%	175
Class 529C	0.75%	0.25%	1.00%	1.00%	6,159
Total Distribution and Service Fees					$6,193,873
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended June 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended June 30, 2022, this rebate amounted to $17,585, $54, $41, $1,302, $1, and $5 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended June 30, 2022, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended June 30, 2022, were as follows:
Amount
Class A	$11,581
Class B	5,431
Class C	3,271
Class 529B	—
Class 529C	11
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. As

Notes to Financial Statements (unaudited) - continued
described above, all Class 529A, Class 529B, and Class 529C shares were redeemed on or before May 20, 2022. Accordingly, the foregoing agreement between the fund and MFD was terminated effective May 20, 2022. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended June 30, 2022, were as follows:
Fee
Class 529A	$5,191
Class 529B	35
Class 529C	308
Total Program Manager Fees	$5,534
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended June 30, 2022, the fee was $444,284, which equated to 0.0133% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended June 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,530,508.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2022 was equivalent to an annual effective rate of 0.0096% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $749 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended June 30, 2022. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,769 at June 30, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2022, this reimbursement amounted to $65,714, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $329,094,363 and $426,873,426, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,024,069	$113,752,315	5,377,906	$217,179,364
Class B	674	24,010	3,490	140,573
Class C	146,168	5,087,789	316,293	11,953,398
Class I	1,569,960	56,645,833	4,489,302	180,763,549
Class R1	19,155	659,446	54,527	1,982,428
Class R2	133,043	4,741,833	235,680	9,097,227
Class R3	317,773	12,028,444	1,638,123	66,950,867
Class R4	165,739	6,465,742	250,563	10,331,945
Class R6	5,750,035	202,433,763	7,051,736	278,180,568
Class 529A	128,079	4,750,826	106,292	4,135,389
Class 529B	—	—	273	10,543
Class 529C	3,455	116,223	7,600	271,318
	11,258,150	$406,706,224	19,531,785	$780,997,169

Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	8,203,088	$333,592,401
Class B	—	—	81,346	3,163,293
Class C	—	—	249,929	9,460,547
Class I	—	—	2,350,381	91,988,664
Class R1	—	—	31,920	1,195,004
Class R2	—	—	217,812	8,306,400
Class R3	—	—	674,611	27,105,589
Class R4	—	—	168,794	6,947,508
Class R6	—	—	2,719,964	106,436,102
Class 529A	—	—	54,767	2,151,490
Class 529B	—	—	911	33,032
Class 529C	—	—	7,666	271,361
	—	$—	14,761,189	$590,651,391
Shares reacquired
Class A	(5,820,314)	$(217,979,452)	(13,428,323)	$(548,340,456)
Class B	(172,684)	(6,140,391)	(335,989)	(12,984,148)
Class C	(400,049)	(13,800,284)	(1,156,283)	(43,171,138)
Class I	(1,948,672)	(70,183,292)	(3,478,244)	(135,091,108)
Class R1	(34,268)	(1,190,137)	(134,124)	(5,034,943)
Class R2	(281,322)	(9,946,005)	(814,604)	(30,801,832)
Class R3	(1,364,807)	(51,006,026)	(1,896,850)	(76,107,903)
Class R4	(258,383)	(9,870,151)	(416,210)	(16,992,145)
Class R6	(4,168,263)	(150,188,889)	(10,852,537)	(408,471,122)
Class 529A	(800,808)	(26,935,540)	(83,335)	(3,253,210)
Class 529B	(9,718)	(336,396)	(2,768)	(102,131)
Class 529C	(88,760)	(2,976,918)	(23,105)	(819,315)
	(15,348,048)	$(560,553,481)	(32,622,372)	$(1,281,169,451)

Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	(2,796,245)	$(104,227,137)	152,671	$2,431,309
Class B	(172,010)	(6,116,381)	(251,153)	(9,680,282)
Class C	(253,881)	(8,712,495)	(590,061)	(21,757,193)
Class I	(378,712)	(13,537,459)	3,361,439	137,661,105
Class R1	(15,113)	(530,691)	(47,677)	(1,857,511)
Class R2	(148,279)	(5,204,172)	(361,112)	(13,398,205)
Class R3	(1,047,034)	(38,977,582)	415,884	17,948,553
Class R4	(92,644)	(3,404,409)	3,147	287,308
Class R6	1,581,772	52,244,874	(1,080,837)	(23,854,452)
Class 529A	(672,729)	(22,184,714)	77,724	3,033,669
Class 529B	(9,718)	(336,396)	(1,584)	(58,556)
Class 529C	(85,305)	(2,860,695)	(7,839)	(276,636)
	(4,089,898)	$(153,847,257)	1,670,602	$90,479,109
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2022, the fund’s commitment fee and interest expense were $14,279 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$63,727,922	$259,093,440	$287,161,425	$(1,656)	$(3,566)	$35,654,715

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$87,084	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for Massachusetts Investors Trust is included as part of the report to shareholders under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST_ _

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President
Date: August 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)
Date: August 15, 2022
By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and
Accounting Officer)
Date: August 15, 2022

* Print name and title of each signing officer under his or her signature.